Goodwill And Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill	$ 153.8	$ 151.2	$ 92.1
Goodwill, purchase price adjustment	34.7
Amortization expense	8.4	4.9	2.6
Amortization periods, minimum	10
Amortization periods, maximum	24
Weighted-average remaining period	18
Intangible assets acquired	145.3	153.0
Marysville Acquisition [Member]
Goodwill [Line Items]
Goodwill, increase (decrease) of purchase price adjustment	(4.9)
Michigan System [Member]
Goodwill [Line Items]
Goodwill, purchase price adjustment	2.6
Goodwill, increase (decrease) of purchase price adjustment	7.5
Natural Gas Services [Member]
Goodwill [Line Items]
Goodwill	82.2	74.7
Wholesale Propane Logistics [Member]
Goodwill [Line Items]
Goodwill	36.9	36.9
NGL Logistics [Member]
Goodwill [Line Items]
Goodwill	$ 34.7	$ 39.6